Note 15 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Revenue:
United States	$83,034	$67,823	$48,614
EMEA	58,285	42,441	33,661
APAC	50,590	41,269	33,824
Total revenue	$191,909	$151,533	$116,099
	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Revenue:
Germany	$23,574	$17,650	$15,094
Japan	23,360	17,331	16,619
Singapore	16,580	15,376	10,674
Other	45,361	33,353	25,098
	December 31,	December 31,
	2021	2020
	(in thousands)
Property and equipment, net:
United States	$923	$976
China	2,376	1,219
Other	623	468
Total property and equipment, net	$3,922	$2,663